RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Parties
Name of Related Parties	Relationship with the Group

Vincent Tianquan Mo	Executive chairman of the board of directors and chief executive officer

Richard Jiangong Dai	Director of the board (resigned from the board on February 25, 2016) and former chief executive officer

Wall Street Global Training Center, Inc.	A company under the control of Vincent Tianquan Mo and two other independent directors

Beihai Silver Beach 1 Hotel and Property Management Company, Ltd. (“Beihai Silver Beach”)	A company under the control of Vincent Tianquan Mo

Che Tian Xia Company Ltd.	A company under the control of Vincent Tianquan Mo and Richard Jiangong Dai

Guangxi Wharton International Hotel ("Guangxi Wharton")	A company under the control of Vincent Tianquan Mo

Research Center on Natural Conservation, Inc. ("Research Center")	A company under the control of Vincent Tianquan Mo

Upsky Long Island Hotel LLC ("Upsky Long Island")	A company under the control of Vincent Tianquan Mo

Upsky San Francisco Airport Hotel LLC (formerly known as "Crowne Plaza San Francisco-International Airport") ("Upsky San Francisco")	A company under the control of Vincent Tianquan Mo

Upsky Lighthouse Hotel LLC ("Upsky Lighthouse")	A company under the control of Vincent Tianquan Mo

Nanning Xuyin Business Co., Ltd. (“Nanning Xuyin”)	A company under the control of Vincent Tianquan Mo

Related Party Transactions
	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$

Training service fee incurred:
- Wall Street Global Training Center, Inc.	250	-	-
Office building leased from:
-Vincent Tianquan Mo	175	174	169
Management fee incurred:
-Beihai Silver Beach	537	700	470
Hotel service fee incurred:
- Guangxi Wharton	16	-	-
- Beihai Silver Beach	110	-	-
- Upsky San Francisco	21	7	20
- Upsky Lighthouse	-	-	1
- Upsky Long Island	-	203	116

Related Party Balances
	As of December 31,
	2014	2015
	US$	US$
Amounts due (to) from a related party:
- Beihai Silver Beach	(600)	262